INTEREST COSTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
INTEREST COSTS [Abstract]
Interest Costs, net of capitalized interest		$ 407,000	$ 0
Commitment Fee		484,000	0
Amortization of Deferred Financing Cost		153,000	0
Total interest costs	0	1,044,000	0
Capitalized interest costs		$ 100,000